Segment Reporting (Details) - Schedule of Major Customers - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers	$ 1,551,662	$ 616,732	$ 140,022
Customer A [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers	626,107	99,792
Customer B [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers	465,614	253,803	23,214
Customer C [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers	236,437
Customer D [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers	223,504
Customer E [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers		263,137
Customer F [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers			41,040
Customer G [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers			27,563
Customer H [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers			25,319
Customer I [Member]
Segment Reporting (Details) - Schedule of Major Customers [Line Items]
Total revenue for major customers			$ 22,886